Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Principal Accounting Policies
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement Using Significant Other
	Markets for Identical Assets (Level 1)
	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Long-term investments	2,074	3,105	444

	Fair Value Measurement Using Significant Other
	Observable Inputs (Level 2)
	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Short-term investments	226,178	466,315	66,682

	Fair Value Measurement Using
	Unobservable Inputs (Level 3)
	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Contingent consideration for business combinations - short term	—	—	—

Schedule of roll forward of contingent consideration for acquisitions

		As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	4,100	—	—
Contingent consideration settled (Note 4)	(3,600)	—	—
Contingent consideration reversed (Note 4)	(500)	—	—
Balance at the end of the year	—	—	—

Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Cash and cash equivalents	378,989	465,004	207,228	29,633
Restricted cash	65,902	26,061	10,222	1,462
Total	444,891	491,065	217,450	31,095

Schedule of group's allowance for expected credit losses related to accounts receivables

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	80,547	72,606	66,251	9,474
Allowance for expected credit losses	350	1,484	1,262	180
Reversal	(5,539)	(3,806)	(4,826)	(690)
Write-offs	(2,752)	—	(42)	(6)
The effect of disposals of subsidiaries	—	(4,033)	—	—
Balance at the end of year	72,606	66,251	62,645	8,958

Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Computers and equipment	3 - 5 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	1-5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 - 20 years

The Affiliated Entities
Principal Accounting Policies
Schedule of financial statement amounts and assets, liabilities, results of operations and cash flows of the affiliated entities which are included in the consolidated financial statements

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	99,860	99,263	14,194
Restricted cash	12,757	9,354	1,338
Short-term investments	219,712	360,849	51,601
Accounts receivable, net	28,524	63,876	9,134
Intercompany receivables	289,753	237,476	33,959
Amounts due from related parties	752	1,293	185
Prepayments and other current assets, net (including loan receivable from a related party, net amounting to RMB10,173 and RMB5,396 as of December 31, 2024 and 2025, respectively)	10,820	5,702	815
Total current assets	662,178	777,813	111,226

Non-current assets
Long-term investments	363,046	164,429	23,513
Property and equipment, net	15,806	12,732	1,821
Intangible assets, net	20,382	18,293	2,616
Operating lease right-of-use assets, net	9,262	6,873	983
Other non-current assets, net	13,073	12,744	1,822
Total non-current assets	421,569	215,071	30,755
Total assets	1,083,747	992,884	141,981

LIABILITIES
Current liabilities
Accounts and notes payable	138,211	219,367	31,369
Intercompany payable	5,037,555	4,973,701	711,230
Salary and welfare payable	16,627	14,492	2,072
Taxes payable	2,158	1,568	224
Advances from customers	242,721	182,655	26,119
Operating lease liabilities, current	2,410	3,340	478
Amounts due to related parties	3,121	980	140
Accrued expenses and other current liabilities	278,393	197,524	28,246
Total current liabilities	5,721,196	5,593,627	799,878
Non-current liabilities
Operating lease liabilities, non-current	1,385	420	60
Deferred tax liabilities	4,808	4,305	616
Total non-current liabilities	6,193	4,725	676
Total liabilities	5,727,389	5,598,352	800,554

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues - intra-Group (1)	5,337	3,816	5,460	781
Net revenues - third-party	344,965	415,478	524,568	75,012
Net (loss)/income attributable to Tuniu Corporation (2)	(44,507)	172,384	39,613	5,665
Net cash (used in)/provided by operating activities	334,174	125,819	148,232	21,197
Net cash provided by/(used in) investing activities	(67,183)	61,543	(140,654)	(20,113)
Net cash used in financing activities	(113,626)	(153,344)	(11,578)	(1,656)

Additional disclosures relating to operating results of the Affiliated Entities:

(1)	Net revenues - intra - Group reflect amounts charged to other entities within the Group for royalty fee for the usage of software owned by VIE in the amount of RMB5,337, RMB3,816 and RMB5,460, for the years ended December 31, 2023, 2024 and 2025, respectively. All these transactions have been eliminated in the presentation of consolidated statement of comprehensive (loss)/income.
(2)	Net (loss)/income includes costs occurred to other entities within the Group for technology consulting service fees and group management fees in the amount of RMB41,290, RMB48,156 and RMB58,903 for the years ended December 31, 2023, 2024 and 2025, respectively, as well as income from the sales of property and equipment in the amount of RMB1,326 for the year ended December 31, 2024, all of which have been eliminated in the presentation of consolidated statement of comprehensive (loss)/income.